Share-Based Compensation Changes in nonvested shares (Tables)	12 Months Ended
Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
A summary of changes in the common shares subject to nonvested PBRSUs and TBRSUs for the years ended December 31, 2018 and 2017 follows:

Common shares subject to PBRSUs and TBRSUs
Nonvested at January 1, 2017	85,425
Granted	45,788
Vested	(9,674)
Forfeited	(3,021)
Adjustment for performance conditions of PBRSUs (1)	(1,802)
Nonvested at January 1, 2018	116,716
Granted	61,690
Vested	(18,800)
Forfeited	(4,655)
Adjustment for performance conditions of PBRSUs (1)	(2,320)
Nonvested at December 31, 2018 (2)	152,631